12. Other receivables (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Receivables
Allowance for the impairment of other receivables, beginning	$ 118,860	$ 61,309
Increase	2,156,440	83,536
Result from exposure to inflation	(42,727)	(25,985)
Recovery	(41,335)	0
Allowance for the impairment of other receivables, ending	$ 2,191,238	$ 118,860